Investments in Equity Accounted Investees - Additional Information (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of significant investments in associates and joint ventures [line items]
Fair value of investment in an equity accounted associate for which published price quotation is available	₨ 890.1	₨ 1,696.9
Carrying amount of investment in an equity accounted associate for which published price quotation is available	1,431.1	1,387.0
Chery Jaguar Land Rover Automotive Co. Limited [member]
Disclosure of significant investments in associates and joint ventures [line items]
Dividend received by a subsidiary in UK from Chery Jaguar Land Rover Automotive Co. Ltd.	6,063.9	1,990.3	₨ 17,644.9
Investments in subsidiaries	₨ 6,063.9	₨ 0.0	₨ 0.0